Post balance sheet events	12 Months Ended
Dec. 31, 2022
Post balance sheet events
Post balance sheet events

D3    Post balance sheet events

Dividends

The 2022 second interim dividend approved by the Board of Directors after 31 December 2022 is as described in note B5.

Debt redemption

On 20 January 2023 the Company redeemed senior debt instruments of £300 million, as described in note C5.1.